Taxes	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
TAXES

NOTE 13 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

ICZOOM HK, Ehub, Hjet HK and Components Zone HK are incorporated in Hong Kong and are subject to profit taxes at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on or after April 1, 2018, the two-tiered profits tax rates regime took effect, under which the profits tax rate is 8.25% on assessable profits of the first HK$2 million and 16.5% on any assessable profits in excess of HK$2 million. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. As a result, Ehub is nominated by the Company and is subject to tax rate of 8.25% on the first HK$2 million of assessable profits and a tax rate of 16.5% on the remaining profits and ICZOOM HK, Hjet HK and Components Zone HK are subject to Hong Kong profit taxes at a rate of 16.5% for the years ended June 30, 2024 and 2023, respectively.

PRC

ICZOOM WFOE, Hjet Shuntong, ICZOOM Shenzhen, Hjet Supply Chain, Heng Nuo Chen, Hjet Logistics and Pai Ming Shenzhen are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) and are taxed at the statutory income tax rate of 25%.

EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. ICZOOM Shenzhen, one of the Company’s ICZOOM Operating Entities in the PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% beginning December 2023, which is valid for three years.

(i) The components of the income tax provision from Cayman Islands, Hong Kong, and China are as follows:

	2024	2023	2022
Current tax provision
Cayman Islands	$—	$—	$—
Hong Kong	69,120	84,828	183,197
China	-	157,376	398,085
	69,120	242,204	581,282
Deferred tax provision (benefit)
Cayman Islands	—	—	—
Hong Kong	305	(305)	—
China	(135,141)	23,771	5,994
	(134,836)	23,465	5,994
Income tax (benefit)/expenses	$(65,716)	$265,670	$587,276

Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the years ended June 30, 2024, 2023 and 2022, respectively are as follows:

	For the Years Ended June 30,
	2024	2023	2022
Income tax (benefit)expense computed based on PRC statutory rate	$(584,503)	$504,210	$709,419
Effect of rate differential for Hong Kong entities	523,579	(110,932)	(146,790)
Non-deductible expenses:
Stock-based compensation*	-	14,649	13,543
Meals and entertainment	6,869	3,375	4,067
Change in valuation allowance	(11,661)	(145,632)	7,037
Actual income tax (benefit)/expenses	$(65,716)	$265,670	$587,276

*	The Company’s stock-based compensation expenses were recorded under the Cayman parent company level. Pursuant to the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. As a result, stock-based compensation expenses are non-deductible expenses for income tax purposes.

Deferred tax assets

The Company’s deferred tax assets are comprised of the following:

	June 30, 2024	June 30, 2023
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$533,757	$406,760
Allowance of Inventory	-	305
Less: valuation allowance	(398,659)	(406,760)
Deferred tax assets	$135,098	$305

Movement of valuation allowance:

	June 30, 2024	June 30, 2023
Balance at beginning of the year	$406,760	$576,432
Current period (reversal)	(8,101)	(169,672)
Balance at end of the year	$398,659	$406,760

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company has four subsidiaries in HK, including ICZOOM HK, Components Zone HK, Hjet HK and Ehub, among which Components Zone HK were reported recurring operating losses since 2015 to June 2024. In addition, the Company also has five subsidiaries in the PRC, among which, ICZOOM Shenzhen were also reported recurring operating losses since 2015 to June 2024.

Due to the termination of the VIE Agreements in December 2021, valuation allowance of $158,621 from Pai Ming Shenzhen as accrued in prior periods has been removed because the Company will no longer consolidate the operation results of the VIE, Pai Ming Shenzhen. Management concluded that the chances for the above-mentioned HK and PRC subsidiaries to be profitable in the foreseeable near future and to utilize their net operating loss carry forwards were uncertainty. Accordingly, the Company provided valuation allowance of $398,659, $406,760 and $576,432 for the deferred tax assets of these subsidiaries for the years ended June 30, 2024, 2023 and 2022 respectively.

(b) Taxes payable

Taxes payable consist of the following:

	June 30, 2024	June 30, 2023
Income tax payable	$2,308,231	$2,363,980
Value added tax payable	943,253	568,157
Total taxes payable	$3,251,484	$2,932,137